UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND II

FORM N-Q
JANUARY 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 19.8%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 0.9%
59,848	Carnival Corp.	$3,447,245
35,803	McDonald's Corp.	1,159,659

		4,606,904

Leisure Equipment & Products - 0.5%
63,266	Hasbro, Inc.	1,240,014
56,803	Mattel, Inc.	1,104,818

		2,344,832

Media - 1.1%
12,145	Comcast Corp., Class A shares (a)	383,903
120,606	Liberty Media Corp., Series A shares (a)	1,259,127
6,030	Liberty Media International, Inc., Series A shares (a)	273,038
33,384	The News Corp. Ltd., Class B Shares	586,891
44,151	Time Warner, Inc. (a)	794,718
70,262	The Walt Disney Co.	2,011,601

		5,309,278

Multi-Line Retail - 0.2%
13,999	Wal-Mart Stores, Inc.	733,548

Specialty Retail - 0.1%
29,613	Pier 1 Imports, Inc.	524,446

	TOTAL CONSUMER DISCRETIONARY	13,519,008

CONSUMER STAPLES - 1.7%
Beverages - 0.4%
30,956	PepsiCo, Inc.	1,662,337

Food & Drug Retailing - 0.1%
33,112	Safeway, Inc. (a)	624,161

Food Products - 0.7%
60,572	Archer-Daniels-Midland Co.	1,465,842
33,384	ConAgra Foods, Inc.	984,828
35,803	Sara Lee Corp.	840,654

		3,291,324

Household Products - 0.2%
16,152	Kimberly-Clark Corp.	1,058,118

Personal Products - 0.3%
33,384	Avon Products, Inc.	1,409,472

	TOTAL CONSUMER STAPLES	8,045,412

ENERGY - 1.3%
Energy Equipment & Services - 0.6%
27,998	BJ Services Co.	1,345,304
26,650	GlobalSantaFe Corp.	942,344
23,692	Varco International, Inc. (a)	725,212

		3,012,860

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)(continued)	January 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 0.7%
12,921	Anadarko Petroleum Corp.	$855,499
16,152	ChevronTexaco Corp.	878,669
10,771	ConocoPhillips	999,441
8,076	Murphy Oil Corp.	721,025

		3,454,634

	TOTAL ENERGY	6,467,494

FINANCIALS - 4.6%
Banks - 0.2%
27,998	The Bank of New York Co., Inc.	831,821

Diversified Financials - 2.2%
53,035	American Express Co.	2,829,417
149,970	Countrywide Financial Corp.	5,548,890
67,161	JPMorgan Chase & Co.	2,507,120

		10,885,427

Insurance - 2.2%
52,497	Allstate Corp.	2,647,949
15,614	AMBAC Financial Group, Inc.	1,200,404
18,310	American International Group, Inc.	1,213,770
18,200	Chubb Corp.	1,355,536
26,115	MBIA, Inc.	1,560,110
17,499	MGIC Investment Corp.	1,118,186
40,517	The St. Paul Travelers Cos., Inc.	1,521,008

		10,616,963

	TOTAL FINANCIALS	22,334,211

HEALTHCARE - 2.1%
Healthcare Providers & Services - 0.3%
36,612	Health Management Associates Inc., Class A shares	808,393
28,804	Health Net, Inc. (a)	837,908

		1,646,301

Pharmaceuticals - 1.8%
27,998	Abbott Laboratories	1,260,470
19,384	Bristol Myers Squibb Co.	454,361
11,307	Eli Lilly & Co.	613,292
2,800	Hospira, Inc. (a)	80,892
108,598	Pfizer, Inc.	2,623,728
62,995	Schering-Plough Corp.	1,169,187
21,806	Valeant Pharmaceuticals International	544,496
50,880	Wyeth	2,016,374

		8,762,800

	TOTAL HEALTHCARE	10,409,101

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)(continued)	January 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.4%
53,304	Raytheon Co.	$1,993,570

Air Freight & Couriers - 0.5%
49,805	CNF, Inc.	2,336,353

Electrical Equipment - 0.4%
33,650	Emerson Electric Co.	2,262,626

Industrial Conglomerates - 0.4%
48,726	Honeywell International, Inc.	1,753,161

Machinery - 0.7%
9,689	Caterpillar, Inc.	863,290
38,832	PACCAR, Inc.	2,743,869

		3,607,159

	TOTAL INDUSTRIALS	11,952,869

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.0%
133,797	Motorola, Inc.	2,105,965
79,149	Nokia Oyj, ADR	1,209,397
50,344	Scientific-Atlanta, Inc.	1,525,927

		4,841,289

Computers & Peripherals - 0.4%
46,840	Hewlett-Packard Co.	917,596
10,771	International Business Machines Corp.	1,006,227

		1,923,823

Electronic Equipment & Instruments - 0.3%
37,420	Agilent Technologies, Inc. (a)	827,356
108,884	Solectron Corp. (a)	541,153

		1,368,509

Internet Software & Services - 0.1%
85,741	RealNetworks, Inc. (a)	520,448
6,900	Register.com, Inc. (a)	42,504

		562,952

Semiconductor Equipment & Products - 0.8%
13,377	Freescale Semiconductor Inc., Class B shares (a)	233,696
75,983	Intel Corp.	1,705,818
53,764	Lattice Semiconductor Corp. (a)	241,400
88,842	LSI Logic Corp. (a)	542,825
56,267	Texas Instruments, Inc.	1,305,957

		4,029,696

Software - 0.3%
21,058	Adobe Systems, Inc.	1,198,200
62,349	Micromuse, Inc. (a)	320,474

		1,518,674

	TOTAL INFORMATION TECHNOLOGY	14,244,943

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)(continued)	January 31, 2005

SHARES	SECURITY	VALUE

MATERIALS - 0.8%
Chemicals - 0.3%
44,655	Engelhard Corp.	$1,341,883

Metals & Mining - 0.3%
45,617	Alcoa, Inc.	1,346,158

Paper & Forest Products - 0.2%
443	Neenah Paper, Inc.	14,127
16,682	Weyerhaeuser Co.	1,040,957

		1,055,084

	TOTAL MATERIALS	3,743,125

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
43,612	Nippon Telegraph & Telephone Corp., ADR	916,724
23,962	Verizon Communications, Inc.	852,808

		1,769,532

Wireless Telecommunication Services - 0.3%
2,199	Mobile Telesystems, ADR	79,120
63,266	Vodafone Group Plc, ADR	1,643,651

		1,722,771

	TOTAL TELECOMMUNICATION SERVICES	3,492,303

UTILITIES - 0.5%
Gas Utilities - 0.1%
60,839	El Paso Corp.	661,320

Multi-Utilities - 0.4%
70,071	Duke Energy Corp.	1,877,202

	TOTAL UTILITIES	2,538,522

	TOTAL COMMON STOCK
	(Cost - $86,989,724)	96,746,988

FACE
AMOUNT	SECURITY	VALUE

U.S. TREASURY OBLIGATIONS - 74.8%
	United States Treasury Strip Notes:
$220,161,642	due 8/15/07 (b)	202,251,933
181,361,000	due 2/15/08	163,504,559

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost - $369,275,130)	365,756,492

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)(continued)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM OBLIGATIONS - 5.9%
U.S. TREASURY BILL - 0.6%
$ 2,700,000	United States Treasury Bill due 3/17/05 (Cost - $2,692,856)	$2,692,888

REPURCHASE AGREEMENT - 5.3%
26,127,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05;
	Proceeds at maturity - $26,128,669; (Fully collateralized by
	U.S. Treasury Bonds, 8.875% due 8/15/17; Market value -
	$26,654,643) (Cost - $ 26,127,000)	26,127,000

	TOTAL SHORT-TERM OBLIGATIONS
	(Cost - $ 28,819,856)	28,819,888

	TOTAL INVESTMENTS - 100.5% (Cost - $ 485,084,710*)	491,323,368
	Liabilities in Excess of Other Assets - (0.5)%	(2,345,959)

	TOTAL NET ASSETS - 100.0%	$488,977,409

(a)	Non-income producing security.
(b)	Security is segregated and/or held as collateral for open futures contracts.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Capital Preservation Fund II (“Fund”), a separate investment fund of Smith Barney Trust II (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices of exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a

Notes to Schedule of Investments (unaudited)(continued)

change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,731,193
Gross unrealized depreciation	(6,492,535)

Net unrealized appreciation	$6,238,658

At January 31, 2005, the Fund had the following open futures contracts:

	# of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	39	3/05	$11,431,287	$11,521,575	$90,288

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005
By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 30, 2005